Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segmental analysis
Total revenue	£ 30,243	£ 29,323	£ 25,382
Retail Banking
Segmental analysis
Total revenue	10,146	9,041	7,366
Private Banking & Wealth Management
Segmental analysis
Total revenue	1,262	1,250	1,157
Commercial & Institutional
Segmental analysis
Total revenue	13,414	14,194	12,519
Central items & other
Segmental analysis
Total revenue	5,421	4,838	4,340
Inter-segmental | Retail Banking
Segmental analysis
Total revenue	(5)	(11)	(5)
Inter-segmental | Private Banking & Wealth Management
Segmental analysis
Total revenue	(1,525)	(1,538)	(1,000)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total revenue	1,505	1,769	1,602
Inter-segmental | Central items & other
Segmental analysis
Total revenue	25	(220)	(597)
Operating segment
Segmental analysis
Total revenue	30,243	29,323	25,382
Operating segment | Retail Banking
Segmental analysis
Total revenue	10,151	9,052	7,371
Operating segment | Private Banking & Wealth Management
Segmental analysis
Total revenue	2,787	2,788	2,157
Operating segment | Commercial & Institutional
Segmental analysis
Total revenue	11,909	12,425	10,917
Operating segment | Central items & other
Segmental analysis
Total revenue	£ 5,396	£ 5,058	£ 4,937